Unaudited Condensed Financial Information Of The Parent Company (Details) - Schedule of Statements of Cash Flows - Parent Company [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (4,781,615)
Net cash used in investing activities
Net cash provided by financing activities	4,794,847
Net increase in cash and cash equivalents	13,232
Cash and cash equivalents, at beginning of year
Cash and cash equivalents, at end of year	$ 13,232